BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Schedule of consolidated financial statements include the accounts of the company and its controlled subsidiaries
Entity	Jurisdiction	Relationship	Ownership %	Accounting Treatment
CannTrust Inc.	Ontario	Wholly Owned Subsidiared	100%	Consolidated
Elmcliffe Investments Inc.	Ontario	Wholly Owned Subsidiared	100%	Consolidated
Elmcliffe Investments [No. 2] Inc.	Ontario	Wholly Owned Subsidiared	100%	Consolidated
Greytrust Inc.	Ontario	Joint Venture	50%	Equity Investment
Cannabis Coffee and Tea Pod Company Ltd.	Ontario	Joint Venture	50%	Equity Investment
O Cannabis We Stand On Guard for Thee Corporation	Canada	Joint Venture	50%	Equity Investment
Cannatrek Ltd.	Australia	Investment	20%	Equity Investment
Stenocare A/S	Denmark	Investment	19%	Equity Investment
Grey Wolf Animal Health	Ontario	Investment	6%	Equity Investment